Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Total	$ 350,691	$ 350,691
ARGENTINA
Total	280,208	280,208
ARGENTINA | Government of Salta Province
Total	560,416	560,416
CHILE
Total	70,483	70,483
CHILE | Tesoreria General de la Republica
Total	$ 140,966	$ 140,966